POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Post-employment amounts	The table below outlines where the Company’s post-employment amounts and activity are included in the financial statements:

For the years ended December 31	2020	2019
Balance sheet obligations for:
Defined pension benefits	$42	$39
Other post-retirement benefits	1	4
Liability in the balance sheet	$43	$43
Income statement charge included income statement for:
Defined pension benefits	$2	$1
Other post-retirement benefits	(3)	—
	($1)	$1
Measurements for:
Defined pension benefits	($4)	($5)
Other post-retirement benefits	—	2
	($4)	($3)
The amounts recognized in the balance sheet are determined as follows:

For the years ended December 31	2020	2019
Present value of funded obligations	$—	$69
Fair value of plan assets	(5)	(76)
(Surplus) deficit of funded plans	($5)	($7)
Present value of unfunded obligations	47	46
Total deficit of defined benefit pension plans	$42	$39
Impact of minimum funding requirement/asset ceiling	—	—
Liability in the balance sheet	$42	$39
The weighted average duration of the defined benefit obligation is 8 years (2019: 9 years).

	Less than a year	Between 1-2 years	Between 2-5 years	Over 5 years	Total
Pension benefits	$27	$7	$20	$95	$149
Other post-retirement benefits	—	—	1	3	4
At December 31, 2019	$27	$7	$21	$98	$153
Pension benefits	4	4	12	36	56
Other post-retirement benefits	—	—	—	—	—
At December 31, 2020	$4	$4	$12	$36	$56

Significant actuarial assumptions
The significant actuarial assumptions were as follows:

As at December 31	Pension Plans 2020	Other Post-Retirement Benefits 2020	Pension Plans 2019	Other Post-Retirement Benefits 2019
Discount rate	1.95%-2.20%	2.25%	2.50%-3.30%	3.35%